Deposits and Subordinated Debt (Tables)	9 Months Ended
Jul. 31, 2025
Disclosure Of Deposits [Line Items]
Summary of Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	July 31, 2025	October 31, 2024
Amortized cost deposits by:
Banks (4)	$4,865	$1,996	$1,541	$22,631	$31,033	$32,546
Business and government	74,618	42,936	208,601	231,255	557,410	575,019
Individuals	3,849	36,791	150,306	121,198	312,144	320,767
Total amortized cost deposits	83,332	81,723	360,448	375,084	900,587	928,332
Deposits at FVTPL	-	-	-	54,776	54,776	54,108
Total (5)	$83,332	$81,723	$360,448	$429,860	$955,363	$982,440
Booked in:
Canada	$72,808	$69,207	$160,616	$300,146	$602,777	$618,141
United States	10,416	12,516	198,172	81,559	302,663	314,066
Other countries	108	-	1,660	48,155	49,923	50,233
Total	$83,332	$81,723	$360,448	$429,860	$955,363	$982,440

(1)	Includes $42,150 million of non-interest bearing deposits as at July 31, 2025 ($44,617 million as at October 31, 2024).
(2)
Includes $58,475 million of senior unsecured debt as at July 31, 2025 subject to the Bank Recapitalization
(Bail-In)
regime ($65,986 million as at October 31, 2024). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $28,271 million as at July 31, 2025 ($29,136 million as at October 31, 2024) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)	Includes regulated and central banks.
(5)
Includes $496,501 million of deposits denominated in U.S. dollars as at July 31, 2025 ($521,160 million as at October 31, 2024), and $55,040 million of deposits denominated in other foreign currencies ($54,397 million as at October 31, 2024).

Summary of Deposits Payable On a Fixed Date
The
following
table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at July 31, 2025	$ 252,634	$ 72,353	$ 48,155	$373,142
As at October 31, 2024	285,555	77,313	48,086	410,954

Summary of Maturity Schedule for Deposits Greater Than One Hundred Thousand Dollars Booked In Canada
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at July 31, 2025	$ 51,573	$ 30,973	$ 51,394	$ 118,694	$252,634
As at October 31, 2024	63,442	33,704	62,674	125,735	285,555